Discontinued Operations (Details) - Schedule of Loss from Discontinued Operations	9 Months Ended
Sep. 30, 2023 USD ($)
Schedule of Loss from Discontinued Operations [Line Items]
Revenue	$ 24,991
Cost of revenue	23,024
Gross profit	1,967
Operating expenses
Advertising and marketing	117
Depreciation and amortization expense	600
General and administrative	1,599
Total operating expenses	2,316
Gain from discontinued operations	$ (350)